Segment reporting - Major customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [abstract]
Sales	$ 1,335,121,000	$ 1,643,939,000	$ 1,650,034,000
Top Ten Customers
Disclosure of major customers [abstract]
Sales	$ 599,501,000	$ 921,029,000	$ 1,322,724,000
Dow Silicones Corporation
Disclosure of major customers [abstract]
Percentage of Company's sales	12.30%	16.80%	17.00%
Trade receivables	$ 21,663,000	$ 28,109,000